Finance lease liability (Due to related parties) (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Nov. 19, 2018
Finance lease liability	$ 94,639	$ 71,964	$ 171,500
Less: Current portion	(7,503)
Long-term portion	87,136
Netadola bareboat charter
Finance lease liability	25,143
Conquistador bareboat charter
Finance lease liability	23,640	24,491
Pink Sands bareboat charter
Finance lease liability	22,743	23,511
Xanadu bareboat charter
Finance lease liability	$ 23,113	$ 23,962